SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 20, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Shareholders' Equity:
Ordinary shares	¥ 1		¥ 1
Additional paid-in capital			5,531,926	$ 856,786		¥ 5,241,296
Retained earnings (deficit)	(2,010,642)	$ (311,409)	(1,822,749)	(282,308)	¥ 44,767	488,236
Accumulated other comprehensive income	(49,917)	(7,731)	(6,953)	(1,077)		92,220
Total 9F Inc. shareholders' equity	3,972,751	615,301	4,168,578	645,630		6,280,783
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,168,966	800,571	5,386,501	834,263		8,880,364
Class A ordinary shares
Shareholders' Equity:
Ordinary shares	1		1			1
Class B ordinary shares
Shareholders' Equity:
Ordinary shares			1			1
Additional paid-in capital	¥ 5,566,840	$ 862,194	5,531,926
Parent Company | Reportable legal entities
Shareholders' Equity:
Additional paid-in capital			5,531,926	856,786		5,241,296
Retained earnings (deficit)			(1,356,397)	(210,079)		947,265
Accumulated other comprehensive income			(6,953)	(1,077)		92,220
Total 9F Inc. shareholders' equity			4,168,578	645,630		6,280,783
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY			4,177,301	$ 646,982		6,290,442
Parent Company | Reportable legal entities | Class A ordinary shares
Shareholders' Equity:
Ordinary shares			1			1
Parent Company | Reportable legal entities | Class B ordinary shares
Shareholders' Equity:
Ordinary shares			¥ 1			¥ 1